24. INDEBTEDNESS (Details Narrative) $ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 01, 2017 CAD ($)	Jan. 31, 2017	Nov. 17, 2016 CAD ($)	Apr. 26, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Feb. 01, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 17, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 USD ($)	May 31, 2012 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs						$ 3,853,883	$ 3,645,195
Deferred financing costs						83,799	87,713
Payments of debt						10,190	42,867	$ 58,141
Senior secured credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Description of each tranche mandatory principal repayment requirements	From February 1, 2017 to April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan at the time of the amendment, February 1, 2017, and is payable on a quarterly basis. As at April 26, 2018, the repayment is equal to one quarter of 1% of the value of the loan at the time of the amendment, April 26, 2018, and is payable on a quarterly basis.	Up to February 1, 2017, this repayment was equal to one quarter of 1% of the initial aggregate principal amount and is payable on a quarterly basis.
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs						$ 681,850	628,550
Borrowings maturity date			November 17, 2024
Net loss resulting from write off of refinancing			$ 31,900
Weighted average effective interest rate						8.80%
Initial fair value impact of prepayment option at inception date						$ 8,700
Liability amortized						6,900	7,800
Prepayment options						6,928	7,791
8.875% Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs												$ 500,000
6.0% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Initial fair value impact of premiums							7,000
6.0% Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings amount														$ 900,000	$ 200,000	$ 700,000
Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Net gain on repricing/repayment						34,200
Term Loan B - U.S. Facility [Member] | USD
Disclosure of detailed information about borrowings [line items]
Payments of debt					$ 50,000
Recognition of a loss					$ 2,800
Term Loan B - U.S. Facility [Member] | Senior secured credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs						$ 3,172,033	$ 3,016,645
Borrowings maturity date			November 17, 2023
Description of interest rate basis			(i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, but not less than 0.75%, plus an applicable margin of 2.50%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 2.00%.
Weighted average effective interest rate						5.83%	4.86%
Interest rate floors						$ 18,601	$ 21,896
Payments of debt	$ 38,400			$ 10,200
Gain on repricing				$ 6,900
Reduction of interest rate				2.50%
Term Loan B - U.S. Facility [Member] | Senior secured credit facilities [Member] | IFRS 9, Financial Instruments [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing	3.00%								3.00%
Previous interest rate on borrowing	3.75%								3.75%
Net gain on repricing/repayment	$ 36,100
Term Loan B - U.S. Facility [Member] | Senior secured credit facilities [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs										$ 2,399,686	$ 2,423,925
Borrowings amount												2,430,000
Term Loan B - U.S. Facility [Member] | 8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs						83,800	87,700
Revolving Credit Facility [Member] | Senior secured credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs
Borrowings maturity date			November 17, 2021
Description of interest rate basis			Bear interest at a floating rate plus an applicable margin ranging from 1.50% to 2.00% for prime rate and Alternative Base Rate (“ABR”) loans and ranging from 2.50% to 3.00% for Bankers Acceptance (“BA”) and Eurodollar loans.
Percentage of unused commitment fee			0.40%
Drawings related to letters of credit						$ 300	$ 200
Revolving Credit Facility [Member] | Senior secured credit facilities [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings amount												$ 200,000
Revolving Credit Facility [Member] | Former Senior Secured Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount			$ 140,000
Percentage of unused commitment fee			0.50%
Term Loan A [Member] | Former Senior Secured Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount													$ 500,000
Term Loan B - Canadian Facility [Member] | Former Senior Secured Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount													$ 140,000